Segment Information - Schedule of Net (Loss) Income and Total Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net (Loss) Income and Total Assets [Abstract]
Investments held in Trust Account	$ 301,732		$ 297,614	$ 3,666,439
Cash and cash equivalents	155,345		348,472	142,260
General and administrative expenses	465,257	$ 725,720	1,876,932	3,402,952
Interest income on investments held in Trust Account	$ 2,625	$ 38,515	$ 110,291	$ 850,641